NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Income (Loss) Per share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (36,211,000)	$ (14,205,000)	$ (69,222,605)	$ (34,436,576)	$ (65,402,000)
Less: accretion adjustment	0	401,000	(2,039,144)	1,090,294	1,155,122
Net loss attributable to common shareholders basic	(36,211,000)	(14,606,000)	(67,183,461)	(35,526,870)	(66,557,122)
Net loss attributable to common shareholders diluted	$ (36,211,000)	$ (14,606,000)	$ (67,183,461)	$ (35,526,870)	$ (66,557,122)
Weighted average shares outstanding:
Basic (in shares)	66,861,005	9,419,197	13,063,482	9,348,633	9,261,222
Diluted (in shares)	66,861,005	9,419,197	13,063,482	9,348,633	9,261,222
Basic net loss per common share (in dollars per share)	$ (0.54)	$ (1.55)	$ (5.14)	$ (3.80)	$ (7.19)
Diluted net loss per common share (in dollars per share)	$ (0.54)	$ (1.55)	$ (5.14)	$ (3.80)	$ (7.19)